Capital and funding - Summary of Share Capital (Details) - Unilever PLC € in Millions, £ in Millions	11 Months Ended
	Nov. 28, 2020 € / £	Dec. 31, 2022 GBP (£) shares	Dec. 31, 2022 EUR (€) shares	Dec. 31, 2021 GBP (£) shares	Dec. 31, 2021 EUR (€) shares
Disclosure of classes of share capital [line items]
Issued, called up and fully paid | €			€ 91		€ 92
Conversion rate for ordinary shares nominal value (in euro per GBP) | € / £	1.121
PLC ordinary shares
Disclosure of classes of share capital [line items]
Issued, called up and fully paid | £		£ 81.8		£ 81.8
Number of shares issued (in shares) | shares		2,629,243,772	2,629,243,772	2,629,243,772,000,000	2,629,243,772,000,000